Purchases and other expenses - Broadcasting rights and equipment inventories - Tabular disclosure (Details) - EUR (€) € in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Document Information [Line Items]
Inventories	€ 906	€ 965	€ 827	€ 819
Gross carrying amount [member]
Document Information [Line Items]
Handset inventories (1)	534	678	583
Other products sold	78	41	32
Available broadcasting rights	89	73	68
Other supplies	270	242	198
Inventories	970	1,034	881
Accumulated impairment [member]
Document Information [Line Items]
Inventories	€ (63)	€ (69)	€ (54)